INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	12 Months Ended
Dec. 31, 2023
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
The Company records new and modified leases in accordance with ASC 842. The Company elected the practical expedient to not reassess existing leases. See also Accounting policies within Note 2.

(in thousands of $)	2023	2022
Investments in sales-type and direct financing leases	55,739	66,504
Investments in leaseback assets	—	52,519
	55,739	119,023

As of December 31, 2023, the Company had a total of nine vessel charters accounted for as sales-type and direct financing leases (December 31, 2022: nine vessels). As of December 31, 2022, the Company also had one vessel charter classified as a leaseback asset.

Investments in sales-type and direct financing leases

Previously, the Company had two VLCCs accounted for as direct financing leases, which were on long-term, fixed rate charters to Frontline Shipping. Frontline Shipping is a wholly-owned subsidiary of Frontline, a related party. The terms of the charters did not provide Frontline Shipping with an option to terminate the charters before the end of their terms. In April 2022, the Company sold the two VLCCs on charter to Frontline Shipping, to an unrelated third party. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2023, the Company had nine (December 31, 2022: nine) container vessels accounted for as sales-type leases, which were chartered on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"). The terms of the charters for the nine container vessels provide the charterer with a minimum fixed price purchase obligation at the expiry of each of the charters. In April 2022, the Company sold and redelivered one 1,700 TEU container vessel to MSC, following the end of the vessel's bareboat charter. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.

In May 2020, SFL acquired a newbuild VLCC from Landbridge Universal Limited ("Landbridge") where control was not deemed to have passed to the Company due to the presence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven-year bareboat charter back to Landbridge. The charterer had purchase options throughout the term of the charters and there was a purchase obligation at the end of the seven-year period. In August 2023, Landbridge declared a purchase option on the vessel and the vessel was delivered to them later that month. A net gain of $2.2 million was recognized on disposal of the vessel. (See also Note 9: Gain on Sale of Assets and Termination of Charters).
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2023 and December 31, 2022:

(in thousands of $)	December 31, 2023
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	16,020	—	16,020
Purchase obligations at the end of the leases	43,150	—	43,150
Net minimum lease payments receivable	59,170	—	59,170
Less: unearned income	(3,358)	—	(3,358)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,812	—	55,812
Allowance for expected credit losses*	(73)	—	(73)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,739	—	55,739
Current portion	20,640	—	20,640
Long-term portion	35,099	—	35,099

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

*See Note 27: Allowance for Expected Credit Losses.

The minimum future gross revenues including purchase obligations to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2023, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2024	23,079	—	23,079
2025	36,091	—	36,091
Total minimum lease payments to be received	59,170	—	59,170
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2023 was as follows:

(in thousands of $)	2023	2022	2021
Investments in sales type and direct financing leases*	3,894	5,021	14,173
Investments in leaseback assets	2,298	3,895	5,351
Total	6,192	8,916	19,524

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $0.0 million in relation to Frontline Shipping, a related party (December 31, 2022: $0.4 million; December 31, 2021: $1.5 million).